UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

Item 1.  Reports to Shareholders

(a)	Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2022
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index Fund –
.
TSBLX QM U.S. Bond Index Fund–
.
I  Class
TSBZX QM U.S. Bond Index Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
HIGHLIGHTS
The QM U.S. Bond Index Fund produced significantly negative returns and underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index, for the reporting period.
Sector allocation was the primary detractor from relative results, where an overweight to agency mortgage-backed securities detracted.
The fund trimmed exposure to investment-grade corporate credit. We remained overweight in investment-grade corporates on a nominal basis to pursue additional yield versus the benchmark but stayed underweight on a risk-weighted basis.
We continue to look to earn yield in the portfolio above the benchmark and to use our research capabilities to take advantage of the structural inefficiencies that are prevalent in fixed income markets and benchmarks.
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE QM U.S. Bond Index Fund
Market Commentary

Dear Shareholder
Nearly all major global stock and bond indexes fell sharply during your fund’s fiscal year, the 12-month period ended October 31, 2022, as investors contended with persistently high inflation, tightening financial conditions, and slowing economic and corporate earnings growth.
Double-digit losses were common in equity markets around the world, and bond investors also faced a historically tough environment amid a sharp rise in interest rates. Value shares declined but outperformed growth stocks by a considerable margin as equity investors turned risk averse and as rising rates put downward pressure on growth stock valuations. Emerging markets stocks generally underperformed shares in developed markets. Meanwhile, the U.S.
dollar strengthened versus most currencies during the period, which weighed on returns for U.S. investors in international securities.
Energy was one of the few bright spots for investors, as oil prices jumped in response to Russia’s invasion of Ukraine and the ensuing commodity supply crunch, which helped some commodity-exporting nations in Latin America and the Middle East deliver positive equity returns. While results varied somewhat by region, typically defensive sectors, such as utilities, consumer staples, and health care, also held up relatively well. Conversely, diminishing consumer confidence put a damper on returns in the consumer discretionary sector, and information technology and communication services shares also suffered large reversals.
Inflation remained a leading concern for investors throughout the period.
The war in Ukraine exacerbated already existing supply chain problems, and other factors, such as the impact of the fiscal and monetary stimulus enacted during the pandemic, exerted upward pressure on consumer demand and prices. While investors held out hope that inflation had peaked during the summer, inflation measures remained elevated. In the U.S., the core consumer price index, which excludes volatile food and energy costs, hit a 40-year high in September, while eurozone inflation reached a record level in October’s preliminary report.
In response to persistent inflation, global central banks began to tighten monetary policy. The Federal Reserve, which at the end of 2021 had forecast that it would only need to raise interest rates 0.75 percentage point in all of
2022, rapidly shifted in a hawkish direction and raised its short-term lending benchmark from near zero in March to a target range of 3.75% to 4.00% by

T. ROWE PRICE QM U.S. Bond Index Fund

early November and indicated that additional hikes are likely. The European
Central Bank, meanwhile, raised its key interest rate to its highest level since
2009.
Bond yields increased considerably across the Treasury yield curve as the
Fed tightened monetary policy, with the yield on the benchmark 10-year U.S.
Treasury note climbing from 1.55% at the start of the period to 4.10% at the end of October. The sharp increase in yields led to historically weak results across the fixed income market, with the Bloomberg U.S. Aggregate Bond
Index recording its worst month since 1980 in September. (Bond prices and yields move in opposite directions.)
On a positive note, the U.S. jobs market remained resilient during the period, and the initial reading on gross domestic product for the third quarter returned to positive territory after two slightly negative quarters. However, recession fears also grew as corporate earnings slowed and manufacturing gauges drifted toward contraction levels.
The past year has been an exceptionally trying time for investors as substantial sell-offs were the norm across both stocks and bonds, and we believe that volatility may continue in the near term as central banks tighten policy amid slowing economic growth. However, in our view, valuations have become more attractive across many market sectors during the downturn, which provides potential opportunities for selective investors focused on fundamentals.
We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE QM U.S. Bond Index Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Your fund returned -16.20% for the 12 months through October 31, 2022, underperforming the Bloomberg U.S. Aggregate Bond Index, as shown in the
Performance Comparison table. (Performance for I and Z Class shares can vary, reflecting their different fee structures and other factors. Past performance cannot guarantee future results. )
What factors influenced the
fund’s performance?
The fund recorded deeply
negative returns and trailed
the benchmark for the prior
12-month period. A sharp
rise in Treasury yields and
widening credit spreads led to
a significant downturn in the
bond market. (Credit spreads
measure the additional
yield that investors demand
to hold a bond with credit
risk compared with a high-quality government security with a comparable maturity.) Treasury yields increased across the curve as investors reacted to the
Federal Reserve's increasingly hawkish approach to monetary policy in the face of persistent inflation.
Sector allocation was the primary detractor from relative results, where an overweight to agency mortgage-backed securities (MBS) detracted. Mortgage bonds experienced meaningful spread widening as investors demanded greater compensation for interest rate and Fed policy risk, and durations extended with the dramatic rise in mortgage rates. (Duration measures a bond’s or a bond portfolio’s sensitivity to interest rate changes.)
PERFORMANCE COMPARISON
Total Return
Periods Ended 10/31/22 6 Months 12 Months
QM U.S. Bond Index
Fund –
.
-7.35% -16.20%
QM U.S. Bond Index
Fund–
.
I  Class -7.38 -16.16
QM U.S. Bond Index
Fund–
.
Z  Class -7.24 -15.99
Bloomberg U.S. Aggregate
Bond Index -6.86 -15.68

T. ROWE PRICE QM U.S. Bond Index Fund

Overweight allocations to asset-backed securities and commercial mortgage-
backed securities also detracted. Yield spreads versus Treasuries broadly widened with the Fed expeditiously tightening financial conditions and the global macro backdrop deteriorating amid an assortment of risks. However, our decision to underweight investment-grade (IG) corporates on a risk-adjusted basis contributed in this decidedly risk-off environment.
Security selection was negative overall. Our more defensive posture in IG corporates helped at times, but the fund’s overweight in the intermediate portion of the corporate credit curve detracted as intermediate spreads widened more relative to longer-maturity corporate debt. Security selection also detracted among government-related holdings. Overweight exposure to taxable municipal bonds weighed on performance as taxable municipal debt, which is high quality but has somewhat more credit risk than bonds issued by the U.S. government, underperformed U.S. government agency debt in a volatile environment.
However, the fund’s selections in agency MBS added to results. Our preference for higher-coupon, shorter-duration agency MBS helped as rising rates and an increasingly hawkish Fed took a greater toll on longer-duration securities.
Lower coupons, which make up a large portion of the Fed’s balance sheet, also came under pressure as the central bank began running down its balance sheet.
How is the fund positioned?
Over the past 12 months, the most significant change from a sector allocation perspective was a reduction in IG corporate credit. We remained overweight in IG corporates on a nominal basis to pursue additional yield versus the benchmark but underweight on a risk-weighted basis. We continued to favor the shorter- and intermediate-maturity segments of the corporate credit curve, where we believe wider spreads may offer attractive value with less duration risk than seen in the longer end of the maturity spectrum. However, despite improved valuations, we were reluctant to add to corporate credit overall due to concerns that spreads could widen more if recession fears grow stronger.
Meanwhile, the fund’s exposure to U.S. Treasuries rose over the past year, though the portfolio remained underweight as we looked to earn additional yield versus the benchmark in corporate and securitized sectors. Interest rate volatility has been painful for fixed income investors over the past 12 months as the Treasury market adjusted to the Federal Reserve’s hawkish pivot. However, higher all-in yields for U.S. Treasuries stood at attractive levels especially considering the liquidity and higher quality that U.S. Treasuries offer compared with other fixed income sectors.

T. ROWE PRICE QM U.S. Bond Index Fund

Similarly, the fund remained
overweight agency MBS
nominally, preserving its
sizable allocation to the
sector throughout the period.
We believe that agency MBS,
which are backed by the
full faith and credit of the
U.S. federal government,
could offer compelling
opportunities after some
recent weakness. In addition
to relatively attractive
valuations, the technical
picture has improved.
Supply is expected to greatly
diminish with mortgage rates
at their highest levels since
before the 2008 financial
crisis. Any decline in rate
volatility would also be an
added fundamental support
for the sector.
In terms of interest rate
management, we began the
period with a slightly short
duration posture relative
to the benchmark, which
contributed through our
last report. However, we
moved to a slightly longer
duration position, which the
fund generally favors unless
our research platform has a
strong conviction on the path
of rates, in the second half of
the year as recession risks seemed to be growing. Over longer time periods, we believe a slightly longer duration bias can help dampen some of the volatility stemming from the fund’s credit sector overweights. Along the curve, we held a very slight steepening posture as the front of the curve looks more attractive on a duration-adjusted basis relative to the longer end.
Sources: Credit ratings for the securities held in the
fund are provided by Moody’s, Standard & Poor’s,
and Fitch and are converted to the Standard & Poor’s
nomenclature. A rating of AAA represents the highest-
rated securities, and a rating of D represents the lowest-
rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. T. Rowe Price
uses the rating of the underlying investment vehicle to
determine the creditworthiness of credit default swaps.
The fund is not rated by any agency.
* U.S. government agency securities are issued or
guaranteed by a U.S. government agency, and may
include conventional pass-through securities and
collateralized mortgage obligations; unlike Treasuries,
government agency securities are not issued directly
by the U.S. government and are generally unrated but
may have credit support from the U.S. Treasury (e.g.,
FHLMC and FNMA issues) or a direct government
guarantee (e.g., GNMA issues). Therefore, this
category may include rated and unrated securities.
** U.S. Treasury securities are issued by the U.S.
Treasury and are backed by the full faith and credit
of the U.S. government. The ratings of U.S. Treasury
securities are derived from the ratings on the U.S.
government.
CREDIT QUALITY DIVERSIFICATION
QM U.S. Bond Index Fund

T. ROWE PRICE QM U.S. Bond Index Fund

What is portfolio management’s outlook?
The policies of the Federal Reserve have been resolutely hawkish and affirmed the idea that containing inflation remains the central bank’s top priority.
With financial conditions clearly tightening, we expect that the economy will continue to slow and that inflation pressures should begin to ease. Although the
Fed has indicated that it is likely to soon slow the pace of monetary tightening, economic data have remained strong enough to keep the Fed on a tightening path, leaving yields vulnerable to rising further.
Volatility in both Treasury rates and risk assets is likely to continue as financial conditions turn more restrictive, and U.S. markets also face external challenges, including a looming energy crisis and recession in Europe as well as a slowdown in China. We believe this volatility could generate opportunities to buy bonds at relatively attractive valuations, and we will look to take advantage of any dislocations that arise.
The speed at which the Fed is tightening monetary policy leaves us wary of the potential for policy mistakes or collateral damage to credit markets.
Accordingly, we expect to maintain a defensive investment posture with ample liquidity until the market more fully prices in recession risk or inflation calms enough to allow the Fed to unequivocally pivot to a less hawkish policy stance.
We continue to look to earn yield in the portfolio above the benchmark and to use our research capabilities to take advantage of the structural inefficiencies that are prevalent in fixed income markets and benchmarks. We remain confident in our differentiated approach to bond indexing, which is built on a foundation of quantitative portfolio construction elements, augmented with fundamental insights from our deep global credit research platform.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE QM U.S. Bond Index Fund

RISKS OF INVESTING IN FIXED INCOME SECURITIES
Funds that invest in fixed income securities are subject to price declines due to rising interest rates, with long-term securities generally most sensitive to rate fluctuations. Other risks include credit rating downgrades and defaults on scheduled interest and principal payments. Mortgage-backed securities are subject to prepayment risk, particularly if falling rates lead to heavy refinancing activity, and extension risk, which results from an increase in interest rates that causes a mortgage bond’s average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund’s sensitivity to rising interest rates and its potential for price declines.
BENCHMARK INFORMATION
Note: Bloomberg
®
and Bloomberg U.S. Aggregate Bond Index are service
marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg
Index Services Limited (“BISL”), the administrator of the index (collectively,
“Bloomberg”) and have been licensed for use for certain purposes by T. Rowe
Price. Bloomberg is not affiliated with T. Rowe Price, and Bloomberg does not approve, endorse, review, or recommend its products. Bloomberg does not guarantee the timeliness, accurateness, or completeness of any data or information relating to its products.
Note: Copyright © 2022 Fitch Ratings, Inc., Fitch Ratings Ltd. and
its subsidiaries.
Note: © 2022, Moody’s Corporation, Moody’s Investors Service, Inc., Moody’s
Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”).
All rights reserved. Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s. MOODY’S INFORMATION MAY NOT BE
COPIED OR OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED, REDISTRIBUTED
OR RESOLD, OR STORED FOR SUBSEQUENT USE FOR ANY SUCH
PURPOSE, IN WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON WITHOUT MOODY’S
PRIOR WRITTEN CONSENT. Moody's
(R)
is a registered trademark.

T. ROWE PRICE QM U.S. Bond Index Fund

Note: Copyright © 2022, S&P Global Market Intelligence (and its affiliates, as applicable). Reproduction of any information, data or material, including ratings ("Content") in any form is prohibited except with the prior written permission of the relevant party. Such party, its affiliates and suppliers
("Content Providers") do not guarantee the accuracy, adequacy, completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any observation concerning an investment that is part of the Content is not a recommendation to buy, sell or hold such investment or security, does not address the appropriateness of an investment or security and should not be relied on as investment advice. Credit ratings are statements of opinions and are not statements of fact.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE QM U.S. Bond Index Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
QM U.S. BOND INDEX FUND
Note: Performance for the I and Z Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table.
AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 10/31/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
QM U.S. Bond Index
Fund –
.
-16.20% -0.52% 0.74% – –
QM U.S. Bond Index
Fund–
.
I  Class -16.16 – – -8.15% 10/5/20
QM U.S. Bond Index
Fund–
.
Z  Class -15.99 – – -8.04 10/5/20
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares.
Past performance cannot guarantee future results.

T. ROWE PRICE QM U.S. Bond Index Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, I Class shares are also available to institutionally oriented clients and impose no 12b-1 or administrative fee payment, and Z Class shares are offered only to funds advised by T. Rowe Price and other advisory clients of T. Rowe Price or its affiliates that are subject to a contractual fee for investment management services and impose no 12b-1 fee or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by
$1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
QM U.S. Bond Index Fund 0.23%
QM U.S. Bond Index Fund–I Class 0.13
QM U.S. Bond Index Fund–Z Class 0.12
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE QM U.S. Bond Index Fund

Note: T. Rowe Price charges an account service fee that is not included in the accompanying table. The account service fee is charged on a quarterly basis, usually during the last week of a calendar quarter, and applies to accounts with balances below $10,000 on the day of the assessment. The fee is charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee is charged and deducted from the proceeds. The fee applies to IRAs but not to retirement plans directly registered with T. Rowe
Price Services or accounts maintained by intermediaries through NSCC
®
Networking. If you are
subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
QM U.S. BOND INDEX FUND
Beginning
Account Value
5/1/22
Ending
Account Value
10/31/22
Expenses Paid
During Period*
5/1/22 to 10/31/22
Investor Class
Actual $1,000.00 $926.50 $1.21
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,023.95   1.28
I Class
Actual   1,000.00   926.20   0.58
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,024.60   0.61
Z Class
Actual   1,000.00   927.60   0.00
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,025.21   0.00
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.25%, the
2
I
Class was 0.12%, and the
3
Z Class was 0.00%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund

QUARTER-END RETURNS
Periods Ended 9/30/22 1 Year 5 Years 10 Years
Since
Inception
Inception
Date
QM U.S. Bond Index Fund –
.
-14.98% -0.21% 0.91% – –
QM U.S. Bond Index Fund–
.
I  Class -14.85  – – -7.72% 10/5/20
QM U.S. Bond Index Fund–
.
Z  Class -14.76  – – -7.66  10/5/20
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
2
I and
3
Z Class shares, 1-800-638-8790 .
This table provides returns through the most recent calendar quarter-end rather than through the end of the fund’s fiscal period. It shows how the fund would have performed each year if its actual (or cumulative) returns for the periods shown had been earned at a constant rate.
Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
NET ASSET VALUE
Beginning of period $ 11 .40 $ 11 .77 $ 11 .34 $ 10 .49 $ 11 .01
Investment activities
Net investment income
(1)(2)
0 .24 0 .21 0 .27 0 .33 0 .29
Net realized and unrealized gain/
loss ( 2 .07 ) ( 0 .22 ) 0 .46 0 .85 ( 0 .50 )
Total from investment activities ( 1 .83 ) ( 0 .01 ) 0 .73 1 .18 ( 0 .21 )
Distributions
Net investment income ( 0 .24 ) ( 0 .21 ) ( 0 .28 ) ( 0 .33 ) ( 0 .31 )
Net realized gain — ( 0 .15 ) ( 0 .02 ) — —
Total distributions ( 0 .24 ) ( 0 .36 ) ( 0 .30 ) ( 0 .33 ) ( 0 .31 )
NET ASSET VALUE
End of period $ 9 .33 $ 11 .40 $ 11 .77 $ 11 .34 $ 10 .49

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/22 10/31/21 10/31/20 10/31/19 10/31/18
Ratios/Supplemental Data
Total return
(2)(3)
( 16 .20 ) % ( 0 .08 ) % 6 .49% 11 .42% ( 1 .96 ) %
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0 .27% 0 .23% 0 .29% 0 .30% 0 .30%
Net expenses after waivers/
payments by Price Associates 0 .25% 0 .23% 0 .29% 0 .30% 0 .30%
Net investment income 2 .23% 1 .82% 2 .36% 2 .97% 2 .74%
Portfolio turnover rate
(4)
203 .5% 225 .2% 161 .2% 71 .2% 106 .8%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 64 .9% 63 .7% 69 .8% 50 .4% 60 .4%
Net assets, end of period (in
millions) $551 $1,310 $1,620 $1,195 $1,108
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11 .41 $ 11 .77 $ 11 .80
Investment activities
Net investment income
(2)(3)
0 .27 0 .22 0 .02
Net realized and unrealized gain/loss ( 2 .09 ) ( 0 .20 ) ( 0 .03 )
(4)
Total from investment activities ( 1 .82 ) 0 .02 ( 0 .01 )
Distributions
Net investment income ( 0 .26 ) ( 0 .23 ) ( 0 .02 )
Net realized gain — ( 0 .15 ) —
Total distributions ( 0 .26 ) ( 0 .38 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 9 .33 $ 11 .41 $ 11 .77

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
( 16 .16 ) % 0 .12% ( 0 .10 ) %
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .13% 0 .13% 0 .11%
(6)
Net expenses after waivers/payments by Price Associates 0 .12% 0 .12% 0 .11%
(6)
Net investment income 2 .58% 1 .94% 2 .38%
(6)
Portfolio turnover rate
(7)
203 .5% 225 .2% 161 .2%
Portfolio turnover rate, excluding mortgage dollar roll
transactions 64 .9% 63 .7% 69 .8%
Net assets, end of period (in thousands) $509,738 $274,644 $24,770
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 11 .40 $ 11 .77 $ 11 .80
Investment activities
Net investment income
(2)(3)
0 .29 0 .24 0 .02
Net realized and unrealized gain/loss ( 2 .09 ) ( 0 .22 ) ( 0 .03 )
(4)
Total from investment activities ( 1 .80 ) 0 .02 ( 0 .01 )
Distributions
Net investment income ( 0 .27 ) ( 0 .24 ) ( 0 .02 )
Net realized gain — ( 0 .15 ) —
Total distributions ( 0 .27 ) ( 0 .39 ) ( 0 .02 )
NET ASSET VALUE
End of period $ 9 .33 $ 11 .40 $ 11 .77

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
( 15 .99 ) % 0 .15% ( 0 .09 ) %
Ratios to average net assets:
(3)
Gross expenses before waivers/payments by Price
Associates 0 .10% 0 .12% 0 .25%
(6)
Net expenses after waivers/payments by Price Associates 0 .00% 0 .00% 0 .00%
(6)
Net investment income 2 .82% 2 .07% 2 .10%
(6)
Portfolio turnover rate
(7)
203 .5% 225 .2% 161 .2%
Portfolio turnover rate, excluding mortgage dollar roll
transactions 64 .9% 63 .7% 69 .8%
Net assets, end of period (in thousands) $24,909 $1,879 $100
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
See Note 6 for details of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
See Note 4 . The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2022
19
Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 3.5%
Car Loan 1.5%
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 1,170 1,108
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26  (1) 655 590
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25  3,025 2,908
CarMax Auto Owner Trust
Series 2020-3, Class B
1.09%, 3/16/26  2,070 1,940
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,556
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  915 876
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30  (1) 2,745 2,671
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 2,020 1,768
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,411
GM Financial Consumer Automobile Receivables Trust
Series 2020-3, Class D
1.91%, 9/16/27  1,310 1,234
World Omni Select Auto Trust
Series 2019-A, Class B
2.17%, 12/15/25  10 10
16,072
Other Asset-Backed Securities 1.2%
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M TSFR + 1.32%, 5.184%, 4/15/35  (1) 2,280 2,178
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 5.219%, 7/15/36  (1) 1,565 1,504
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27  2,345 2,277
T. ROWE PRICE QM U.S. Bond Index Fund

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50  (1) 782 663
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51  (1) 1,688 1,306
Dryden
Series 2020-77A, Class AR, CLO, FRN
3M USD LIBOR + 1.12%, 4.104%, 5/20/34  (1) 2,155 2,064
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 96 92
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 1,286 1,198
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.154%, 10/15/32  (1) 1,255 1,217
MVW
Series 2019-2A, Class A
2.22%, 10/20/38  (1) 989 928
MVW
Series 2020-1A, Class A
1.74%, 10/20/37  (1) 303 265
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 27 26
Sierra Timeshare Receivables Funding
Series 2018-2A, Class A
3.50%, 6/20/35  (1) 14 14
13,732
Student Loan 0.8%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68  (1) 762 726
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68  (1) 780 716
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 877 806
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68  (1) 1,077 956
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 324 283

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69  (1) 322 290
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37  (1) 565 539
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37  (1) 542 485
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53  (1) 1,444 1,283
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53  (1) 2,735 2,273
8,357
Total Asset-Backed Securities
(Cost $41,660) 38,161
CORPORATE BONDS 26.3%
FINANCIAL INSTITUTIONS 11.2%
Banking 6.4%
ABN AMRO Bank, 4.75%, 7/28/25  (1) 390 366
Ally Financial, 2.20%, 11/2/28  1,505 1,155
Banco Santander, 3.125%, 2/23/23  600 596
Banco Santander, 3.49%, 5/28/30  600 473
Banco Santander Mexico, 5.375%, 4/17/25  (1) 1,260 1,224
Bank of America, 3.50%, 4/19/26  600 561
Bank of America, 4.00%, 1/22/25  650 627
Bank of America, 4.20%, 8/26/24  290 284
Bank of America, 6.00%, 10/15/36  300 292
Bank of America, 7.75%, 5/14/38  150 166
Bank of America, VR, 2.592%, 4/29/31  (2) 1,875 1,479
Bank of America, VR, 2.676%, 6/19/41  (2) 1,575 994
Bank of America, VR, 3.824%, 1/20/28  (2) 2,280 2,079
Bank of America, VR, 4.244%, 4/24/38  (2) 45 36
Barclays, VR, 2.852%, 5/7/26  (2) 1,640 1,473
BPCE, 4.00%, 9/12/23  (1) 1,550 1,518
BPCE, 4.50%, 3/15/25  (1) 1,015 952
BPCE, 5.70%, 10/22/23  (1) 850 833
Capital One Financial, 3.65%, 5/11/27  1,430 1,290
Capital One Financial, 3.90%, 1/29/24  810 792
Citigroup, 5.875%, 1/30/42  450 421
Citigroup, VR, 3.887%, 1/10/28  (2) 2,050 1,875
Citigroup, VR, 4.075%, 4/23/29  (2) 1,920 1,727

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citizens Financial Group, VR, 4.30%, 2/11/31  (2) 575 526
Credit Suisse, 2.95%, 4/9/25  1,080 962
Credit Suisse Group, VR, 2.193%, 6/5/26  (1)(2) 1,765 1,488
Credit Suisse Group, VR, 2.593%, 9/11/25  (1)(2) 1,400 1,243
Credit Suisse Group, VR, 2.997%, 12/14/23  (1)(2) 745 725
Danske Bank, VR, 3.244%, 12/20/25  (1)(2) 2,290 2,108
Discover Bank, 2.70%, 2/6/30  2,000 1,529
Discover Financial Services, 3.75%, 3/4/25  1,440 1,369
Fifth Third Bancorp, 1.625%, 5/5/23  920 903
Goldman Sachs Group, 3.50%, 1/23/25  750 717
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,094
Goldman Sachs Group, 4.25%, 10/21/25  825 789
Goldman Sachs Group, 6.75%, 10/1/37  455 455
Goldman Sachs Group, VR, 3.272%, 9/29/25  (2) 1,915 1,817
HSBC Bank USA, 5.875%, 11/1/34  550 499
HSBC Holdings, VR, 2.013%, 9/22/28  (2) 3,345 2,620
Intesa Sanpaolo, 3.375%, 1/12/23  (1) 375 373
JPMorgan Chase, 2.95%, 10/1/26  980 894
JPMorgan Chase, VR, 2.956%, 5/13/31  (2) 1,230 975
JPMorgan Chase, VR, 3.559%, 4/23/24  (2) 1,250 1,238
JPMorgan Chase, VR, 3.782%, 2/1/28  (2) 990 905
JPMorgan Chase, VR, 3.882%, 7/24/38  (2) 1,405 1,092
KeyCorp, 2.25%, 4/6/27  (3) 1,950 1,679
M&T Bank, 3.55%, 7/26/23  2,140 2,117
Manufacturers & Traders Trust, 3.40%, 8/17/27  250 223
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,030
Morgan Stanley, 3.125%, 7/27/26  2,000 1,823
Morgan Stanley, 4.10%, 5/22/23  1,290 1,283
Morgan Stanley, 4.30%, 1/27/45  750 575
Morgan Stanley, 6.25%, 8/9/26  175 178
Morgan Stanley, VR, 2.188%, 4/28/26  (2) 1,410 1,286
Morgan Stanley, VR, 3.971%, 7/22/38  (2) 830 655
NatWest Group, VR, 4.519%, 6/25/24  (2) 2,050 2,019
PNC Bank, 3.50%, 6/8/23  2,025 2,011
State Street, 3.10%, 5/15/23  (3) 265 262
Toronto-Dominion Bank, 1.15%, 6/12/25  1,725 1,544
Truist Financial, 1.95%, 6/5/30  (3) 1,470 1,132
UBS Group, VR, 1.364%, 1/30/27  (1)(2) 1,700 1,424
Wells Fargo, VR, 2.188%, 4/30/26  (2) 1,655 1,504
Wells Fargo, VR, 2.393%, 6/2/28  (2) 2,415 2,065
69,344
Brokerage Asset Managers Exchanges 0.1%
Eaton Vance, 3.625%, 6/15/23  25 25
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,256
1,281

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Finance Companies 0.7%
AerCap Ireland Capital, 3.30%, 1/23/23  485 483
AerCap Ireland Capital, 4.125%, 7/3/23  1,915 1,893
AerCap Ireland Capital, 4.875%, 1/16/24  825 809
AerCap Ireland Capital, 6.50%, 7/15/25  655 648
Air Lease, 2.20%, 1/15/27  555 465
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 495 464
GATX, 4.35%, 2/15/24  2,355 2,325
SMBC Aviation Capital Finance, 3.55%, 4/15/24  (1) 525 503
SMBC Aviation Capital Finance, 4.125%, 7/15/23  (1) 329 324
7,914
Insurance 2.4%
AIA Group, 3.20%, 3/11/25  (1) 510 485
Allstate, 6.125%, 12/15/32  150 154
American International Group, 3.875%, 1/15/35  425 351
Aon, 2.20%, 11/15/22  25 25
Aon, 3.875%, 12/15/25  405 387
Aon Corp., 5.00%, 9/12/32  3,075 2,920
Chubb INA Holdings, 3.35%, 5/15/24  550 535
Elevance Health, 4.55%, 3/1/48  1,135 928
Elevance Health, 4.65%, 1/15/43  485 407
Equitable Holdings, 3.90%, 4/20/23  312 310
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,490
First American Financial, 4.60%, 11/15/24  410 397
High Street Funding Trust I, 4.111%, 2/15/28  (1) 1,100 1,005
Humana, 2.15%, 2/3/32  1,050 793
Humana, 3.70%, 3/23/29  880 784
Liberty Mutual Group, 4.50%, 6/15/49  (1) 1,670 1,198
Liberty Mutual Group, 4.85%, 8/1/44  (1) 1,370 1,099
Marsh & McLennan, 3.30%, 3/14/23  210 210
Marsh & McLennan, 3.50%, 6/3/24  1,915 1,861
New York Life Insurance, 3.75%, 5/15/50  (1) 1,415 1,005
Principal Financial Group, 2.125%, 6/15/30  1,900 1,471
Principal Financial Group, 3.40%, 5/15/25  1,215 1,160
Principal Financial Group, 3.70%, 5/15/29  10 9
Protective Life Global Funding, 1.17%, 7/15/25  (1) 2,345 2,076
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47  (1) 1,400 1,094
Travelers, 6.25%, 6/15/37  225 235
UnitedHealth Group, 2.00%, 5/15/30  10 8
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,498
UnitedHealth Group, 3.75%, 7/15/25  400 388
UnitedHealth Group, 4.75%, 7/15/45  900 787
Willis North America, 4.50%, 9/15/28  1,110 1,018
26,088

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Real Estate Investment Trusts 1.6%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 9
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,385
Boston Properties, 3.125%, 9/1/23  900 885
Brixmor Operating Partnership, 3.90%, 3/15/27  495 443
Brixmor Operating Partnership, 4.05%, 7/1/30  760 631
Essex Portfolio, 2.65%, 3/15/32  660 501
Essex Portfolio, 4.50%, 3/15/48  1,455 1,112
Federal Realty Investment Trust, 2.75%, 6/1/23  1,000 989
Healthcare Realty Holdings, 3.625%, 1/15/28  605 524
Healthpeak Properties, 2.125%, 12/1/28  710 572
Healthpeak Properties, 2.875%, 1/15/31  420 336
Kilroy Realty, 3.45%, 12/15/24  750 710
Kilroy Realty, 4.375%, 10/1/25  335 319
Life Storage, 4.00%, 6/15/29  15 13
Prologis, 4.00%, 9/15/28  2,110 1,955
Public Storage, 1.95%, 11/9/28  1,285 1,063
Realty Income, 2.20%, 6/15/28  685 570
Realty Income, 3.95%, 8/15/27  835 774
Realty Income, 4.625%, 11/1/25  1,775 1,733
Regency Centers, 3.60%, 2/1/27  350 321
Regency Centers, 4.125%, 3/15/28  520 471
Simon Property Group, 3.80%, 7/15/50  2,830 1,906
17,222
Total Financial Institutions 121,849
INDUSTRIAL 13.2%
Basic Industry 0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 136
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 505
LYB International Finance II, 3.50%, 3/2/27  1,000 905
Nucor, 2.70%, 6/1/30  775 634
Nucor, 3.95%, 5/1/28  1,405 1,290
Nutrien, 4.00%, 12/15/26  (3) 525 494
Packaging Corp. of America, 3.65%, 9/15/24  395 385
4,349
Capital Goods 0.4%
CRH America Finance, 3.95%, 4/4/28  (1) 1,700 1,557
General Dynamics, 3.25%, 4/1/25  35 34
General Electric, 6.75%, 3/15/32  204 222
L3Harris Technologies, 3.832%, 4/27/25  295 284
Lockheed Martin, 3.60%, 3/1/35  240 203
Lockheed Martin, 4.07%, 12/15/42  184 151
Raytheon Technologies, 7.20%, 8/15/27  200 217
Republic Services, 2.50%, 8/15/24  20 19
Republic Services, 3.375%, 11/15/27  585 532

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Roper Technologies, 2.00%, 6/30/30  575 436
Roper Technologies, 2.95%, 9/15/29  685 573
Roper Technologies, 3.80%, 12/15/26  660 618
Vulcan Materials, 4.50%, 6/15/47  5 4
4,850
Communications 2.7%
America Movil SAB de CV, 2.875%, 5/7/30  1,500 1,236
America Movil SAB de CV, 3.625%, 4/22/29  1,475 1,306
America Movil SAB de CV, 6.375%, 3/1/35  300 301
American Tower, 2.40%, 3/15/25  1,010 934
AT&T, 2.25%, 2/1/32  3,500 2,628
AT&T, 4.35%, 3/1/29  1,020 945
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,796
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,078
Charter Communications Operating, 4.908%, 7/23/25  1,230 1,195
Comcast, 2.65%, 2/1/30  10 8
Comcast, 3.20%, 7/15/36  80 61
Comcast, 3.95%, 10/15/25  845 817
Crown Castle, 2.25%, 1/15/31  1,665 1,257
Crown Castle International, 3.70%, 6/15/26  700 648
Crown Castle Towers, 3.663%, 5/15/25  (1) 195 185
Interpublic Group, 4.20%, 4/15/24  410 401
Omnicom Group, 3.60%, 4/15/26  695 653
Omnicom Group, 3.65%, 11/1/24  460 444
Rogers Communications, 3.625%, 12/15/25  335 313
SBA Tower Trust, 2.836%, 1/15/25  (1) 1,005 932
T-Mobile USA, 3.75%, 4/15/27  3,565 3,284
Time Warner Cable, 6.55%, 5/1/37  235 210
Time Warner Cable, 6.75%, 6/15/39  275 242
Verizon Communications, 1.68%, 10/30/30  625 465
Verizon Communications, 2.65%, 11/20/40  3,200 2,027
Verizon Communications, 4.00%, 3/22/50  1,500 1,097
Verizon Communications, 4.272%, 1/15/36  745 624
Vodafone Group, 4.25%, 9/17/50  700 495
Vodafone Group, 4.875%, 6/19/49  20 16
Walt Disney, 3.70%, 10/15/25  285 275
Warnermedia Holdings, 5.05%, 3/15/42  (1) 1,570 1,140
Wei bo, 3.50%, 7/5/24  (3) 1,275 1,204
WPP Finance 2010, 3.75%, 9/19/24  1,350 1,296
29,513
Consumer Cyclical 2.1%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 1,572
Amazon.com, 2.80%, 8/22/24  585 565
AutoZone, 1.65%, 1/15/31  2,000 1,476
AutoZone, 3.125%, 4/18/24  2,320 2,251
AutoZone, 3.125%, 4/21/26  445 414

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
AutoZone, 3.75%, 6/1/27  20 19
Booking Holdings, 3.65%, 3/15/25  810 780
General Motors, 4.00%, 4/1/25  1,090 1,046
Home Depot, 5.875%, 12/16/36  3,000 3,082
Hyundai Capital America, 1.30%, 1/8/26  (1) 1,510 1,285
McDonald's, 1.45%, 9/1/25  935 851
McDonald's, 3.30%, 7/1/25  15 14
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,232
PACCAR Financial, 2.65%, 4/6/23  1,030 1,020
QVC, 4.45%, 2/15/25  75 65
QVC, 4.85%, 4/1/24  840 804
Ross Stores, 1.875%, 4/15/31  300 223
Ross Stores, 4.60%, 4/15/25  3,575 3,504
TJX, 1.60%, 5/15/31  1,425 1,062
22,284
Consumer Non-Cyclical 3.7%
Abbott Laboratories, 3.40%, 11/30/23  784 773
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,468
AbbVie, 3.20%, 5/14/26  225 210
AbbVie, 4.45%, 5/14/46  1,280 1,034
AbbVie, 4.50%, 5/14/35  1,235 1,103
AbbVie, 4.70%, 5/14/45  1,385 1,155
Altria Group, 2.35%, 5/6/25  250 231
Amgen, 2.77%, 9/1/53  1,239 708
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 28
Banner Health, 1.897%, 1/1/31  850 650
Banner Health, 2.913%, 1/1/51  35 22
BAT Capital, 4.39%, 8/15/37  1,515 1,098
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,785
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,032
Bestfoods, 6.625%, 4/15/28  5 5
Biogen, 2.25%, 5/1/30  (3) 2,885 2,263
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 858
Cardinal Health, 3.41%, 6/15/27  1,405 1,288
Cardinal Health, 3.75%, 9/15/25  905 863
Centra Health, 4.70%, 1/1/48  25 20
Cigna, 3.00%, 7/15/23  340 335
Cigna, 3.75%, 7/15/23  1,005 994
CommonSpirit Health, 2.76%, 10/1/24  865 821
CommonSpirit Health, 2.782%, 10/1/30  980 761
CommonSpirit Health, 3.91%, 10/1/50  40 27
CVS Health, 1.875%, 2/28/31  1,135 859
CVS Health, 2.70%, 8/21/40  425 273
CVS Health, 5.125%, 7/20/45  925 794
Evernorth Health, 3.00%, 7/15/23  20 20

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,302
Hasbro, 3.00%, 11/19/24  1,395 1,325
Hasbro, 3.55%, 11/19/26  1,920 1,757
HCA, 4.125%, 6/15/29  1,695 1,494
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 789
JDE Peet's, 1.375%, 1/15/27  (1) 1,245 1,032
Keurig Dr Pepper, 2.55%, 9/15/26  450 402
Mass General Brigham, Series 2020, 3.192%, 7/1/49  1,905 1,225
MedStar Health, Series 20A, 3.626%, 8/15/49  920 598
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%, 7/1/55  600 469
Northwell Healthcare, 3.979%, 11/1/46  1,275 897
PerkinElmer, 1.90%, 9/15/28  1,575 1,259
Perrigo Finance Unlimited, 4.40%, 6/15/30  1,725 1,447
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23  659 645
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 326
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 1,824
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,340
39,609
Energy 1.4%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,718
Boardwalk Pipelines, 4.45%, 7/15/27  230 212
Boardwalk Pipelines, 4.95%, 12/15/24  380 374
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,211
Cameron LNG, 2.902%, 7/15/31  (1) 520 422
Cameron LNG, 3.701%, 1/15/39  (1) 430 320
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,247
DCP Midstream Operating, 3.875%, 3/15/23  (3) 15 15
Enbridge, 4.00%, 10/1/23  420 413
Enbridge, 4.25%, 12/1/26  355 336
Enbridge, 5.50%, 12/1/46  555 498
Enbridge Energy Partners, 5.50%, 9/15/40  170 151
Energy Transfer, 3.75%, 5/15/30  680 578
Energy Transfer, 5.25%, 4/15/29  1,105 1,034
Eni, Series X-R, 4.00%, 9/12/23  (1) 620 608
Pioneer Natural Resources, 1.125%, 1/15/26  695 605
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 742
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 596
Schlumberger Holdings, 3.75%, 5/1/24  (1) 1,075 1,052
Spectra Energy Partners, 3.375%, 10/15/26  460 421
Spectra Energy Partners, 4.75%, 3/15/24  25 25
TotalEnergies Capital International, 2.434%, 1/10/25  40 38
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 624
Williams, 4.85%, 3/1/48  190 152
Woodside Finance, 3.70%, 9/15/26  (1) 330 303
Woodside Finance, 3.70%, 3/15/28  (1) 435 381

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Woodside Finance, 4.50%, 3/4/29  (1) 1,435 1,289
15,365
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24  (1) 200 199
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,134
Northwestern University, Series 2020, 2.64%, 12/1/50  1,280 782
President & Fellows of Harvard College, 3.619%, 10/1/37  385 320
2,435
Technology 1.6%
Apple, 3.20%, 5/13/25  45 43
Baidu, 3.875%, 9/29/23  1,555 1,535
Fiserv, 3.20%, 7/1/26  10 9
Keysight Technologies, 4.55%, 10/30/24  1,427 1,398
Micron Technology, 4.185%, 2/15/27  805 746
Moody's, 2.00%, 8/19/31  1,660 1,254
NXP, 3.15%, 5/1/27  395 349
QUALCOMM, 3.25%, 5/20/27  1,004 933
RELX Capital, 3.00%, 5/22/30  1,120 935
RELX Capital, 3.50%, 3/16/23  535 532
ServiceNow, 1.40%, 9/1/30  3,710 2,741
Tencent Holdings, 2.985%, 1/19/23  (1) 550 548
Texas Instruments, 1.375%, 3/12/25  655 605
Thomson Reuters, 3.35%, 5/15/26  (3) 225 210
VMware, 1.40%, 8/15/26  3,475 2,964
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  (3) 2,684 2,527
17,334
Transportation 0.7%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26  504 421
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24  621 595
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  30 25
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 105
Canadian National Railway, 6.25%, 8/1/34  95 99
Canadian Pacific Railway, 1.75%, 12/2/26  845 731
Delta Air Lines, 3.80%, 4/19/23  (3) 121 120
ERAC USA Finance, 3.85%, 11/15/24  (1) 15 14
ERAC USA Finance, 4.50%, 2/15/45  (1) 260 195
Kansas City Southern, 2.875%, 11/15/29  1,140 965
Kansas City Southern, 3.00%, 5/15/23  355 351
Kansas City Southern, 3.50%, 5/1/50  1,155 772
Kansas City Southern, 4.70%, 5/1/48  720 589
Norfolk Southern, 5.59%, 5/17/25  48 48
Transurban Finance, 2.45%, 3/16/31  (1) 1,820 1,377
Transurban Finance, 3.375%, 3/22/27  (1) 235 212
Transurban Finance, 4.125%, 2/2/26  (1) 185 175
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  673 511

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30  999 770
8,075
Total Industrial 143,814
UTILITY 1.9%
Electric 1.6%
Ausgrid Finance, 3.85%, 5/1/23  (1) 1,120 1,110
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 172
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 109
CMS Energy, 4.875%, 3/1/44  635 531
Duke Energy, 2.65%, 9/1/26  355 321
Duke Energy, 3.75%, 9/1/46  280 191
Duke Energy Florida, 6.35%, 9/15/37  170 174
Duke Energy Progress, 6.30%, 4/1/38  100 102
Exelon, 3.40%, 4/15/26  1,815 1,697
Metropolitan Edison, 4.30%, 1/15/29  (1) 2,320 2,121
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28  (1) 1,765 1,618
Mississippi Power, 3.95%, 3/30/28  905 821
Nevada Power, Series N, 6.65%, 4/1/36  400 417
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,631
PacifiCorp, 4.125%, 1/15/49  1,400 1,067
PacifiCorp, 6.25%, 10/15/37  90 89
PECO Energy, 5.95%, 10/1/36  150 150
Public Service Electric & Gas, 5.70%, 12/1/36  180 172
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 166
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,361
Southern, 4.40%, 7/1/46  1,935 1,500
Tampa Electric, 6.15%, 5/15/37  700 688
Vistra Operations, 3.55%, 7/15/24  (1) 1,285 1,222
17,430
Natural Gas 0.3%
APT Infrastructure, 4.25%, 7/15/27  (1) 385 354
NiSource, 1.70%, 2/15/31  1,280 939
NiSource, 3.49%, 5/15/27  710 648
NiSource, 3.95%, 3/30/48  1,000 715
Southern California Gas, Series KK, 5.75%, 11/15/35  140 134
2,790
Total Utility 20,220
Total Corporate Bonds
(Cost $335,418) 285,883
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.3%
Local Authorities 0.5%
Province of Alberta, 3.30%, 3/15/28  1,605 1,502

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Province of Manitoba, 2.60%, 4/16/24  1,507 1,462
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,418
Province of Quebec, 2.875%, 10/16/24  35 34
Province of Quebec, Series PD, 7.50%, 9/15/29  104 120
5,536
Owned No Guarantee 0.3%
Autoridad del Canal de Panama, 4.95%, 7/29/35  (1) 295 262
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31  (1) 570 485
Pertamina Persero, 4.30%, 5/20/23  (1) 650 645
Perusahaan Gas Negara, 5.125%, 5/16/24  (1) 405 397
State Grid Overseas Investment, 3.75%, 5/2/23  (1) 1,155 1,149
2,938
Sovereign 0.5%
Government of Qatar, 3.75%, 4/16/30  (1) 730 680
Republic of Colombia, 4.00%, 2/26/24  260 249
Republic of Poland, 3.25%, 4/6/26  890 838
United Mexican States, 2.659%, 5/24/31  5,154 4,003
5,770
Total Foreign Government Obligations & Municipalities
(Cost $15,794) 14,244
MUNICIPAL SECURITIES 3.5%
California 0.6%
Bay Area Toll Auth., Build America, Series S-1, 6.918%, 4/1/40  710 798
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10, 3.176%,
4/1/41  1,275 942
California, Build America, GO, 7.625%, 3/1/40  1,350 1,613
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%, 3/1/33  (4) 250 253
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40  700 802
Regents of the Univ. of California Medical Center Ed Revenue Bonds,
Series N, 3.256%, 5/15/60  700 426
San Diego County Water Auth., Build America, Series B, 6.138%,
5/1/49  275 292
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 519
Univ. of California Regents, Series AJ, 4.601%, 5/15/31  20 19
Univ. of California Regents, Build America, 5.77%, 5/15/43  470 477
6,141
Florida 0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,056
1,056

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,758 1,805
1,805
Illinois 0.2%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%, 1/1/40  1,350 1,465
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 514
Illinois Toll Highway Auth., Build America, Series A, 6.184%, 1/1/34  315 329
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 500
2,808
Maryland 0.1%
Maryland Economic Development, Seagirt Marine Terminal, Series B,
4.75%, 6/1/42  2,045 1,671
1,671
Michigan 0.3%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,340
Great Lakes Water Auth. Sewage Disposal System Revenue, Senior
Lien, Series A, 3.056%, 7/1/39  450 336
Great Lakes Water Auth. Water Supply System Revenue, Senior Lien,
Series C, 3.473%, 7/1/41  1,520 1,174
2,850
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%, 1/1/39  2,350 1,776
1,776
New Jersey 0.1%
New Jersey Turnpike Auth., Build America, Series F, 7.414%, 1/1/40  1,000 1,175
1,175
New York 0.3%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 728
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 714
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,339
Metropolitan Transportation Auth., Build America, 7.336%, 11/15/39  145 170
Metropolitan Transportation Auth., Build America, Series A-1, 5.871%,
11/15/39  525 491
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
5.508%, 8/1/37  35 34
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 38
3,514
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%, 2/15/44  2,005 2,071
2,071

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Oregon 0.2%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,778
1,778
Pennsylvania 0.1%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  680 657
657
South Carolina 0.0%
South Carolina Public Service Auth., Series D, 2.388%, 12/1/23  645 627
627
Texas 0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 25
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 12
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 2,878
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 10
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,732
4,657
Utah 0.1%
Utah Transit Auth., Build America, Series B, 5.937%, 6/15/39  15 16
Utah Transit Auth., Senior Lien, Series B, 3.443%, 12/15/42  1,755 1,290
1,306
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America, Series B,
5.35%, 5/15/35  505 506
Virginia Public Building Auth., Build America, Series B-2, 5.90%, 8/1/30  585 610
1,116
Wisconsin 0.3%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,682
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,455
3,137
Total Municipal Securities
(Cost $46,496) 38,145
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 7.7%
Collateralized Mortgage Obligations 3.0%
Angel Oak Mortgage Trust
Series 2020-3, Class A1, CMO, ARM
1.691%, 4/25/65  (1) 876 788
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM
1.518%, 5/25/65  (1) 401 333

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 1,424 1,077
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 1,107 852
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM
2.189%, 9/25/51  (1) 1,152 946
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 1,346 1,086
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM
1.506%, 4/27/65  (1) 433 405
COLT Mortgage Loan Trust
Series 2021-6, Class A1, CMO, ARM
1.907%, 12/25/66  (1) 2,873 2,392
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 4.786%, 1/25/30  79 79
Connecticut Avenue Securities
Series 2017-C06, Class 2ED1, CMO, ARM
1M USD LIBOR + 1.00%, 4.586%, 2/25/30  8 8
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 3.997%, 12/25/41  (1) 499 484
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 471 390
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 194 182
FWD Securitization Trust
Series 2020-INV1, Class A3, CMO, ARM
2.44%, 1/25/50  (1) 399 351
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57  (1) 63 56
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59  (1) 797 769
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM
2.927%, 10/25/50  (1) 1,204 975
GS Mortgage-Backed Securities Trust
Series 2021-PJ5, Class A8, CMO, ARM
2.50%, 10/25/51  (1) 1,700 1,443

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57  (1) 831 775
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59  (1) 533 468
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60  (1) 286 252
New Residential Mortgage Loan Trust
Series 2020-NQM2, Class A1, CMO, ARM
1.65%, 5/24/60  (1) 585 529
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59  (1) 164 149
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 4.686%, 10/25/59  (1) 79 76
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM
3.203%, 12/25/49  (1) 2,226 1,714
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48  (1) 130 120
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59  (1) 44 42
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 607 576
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM
1.027%, 11/25/55  (1) 534 490
Structured Agency Credit Risk Debt Notes
Series 2021-DNA2, Class M1, CMO, ARM
SOFR30A + 0.80%, 3.797%, 8/25/33  (1) 251 250
Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M2, CMO, ARM
SOFR30A + 1.50%, 4.497%, 10/25/41  (1) 1,210 1,110
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM
SOFR30A + 0.85%, 3.847%, 11/25/41  (1) 2,025 1,961
Structured Agency Credit Risk Debt Notes
Series 2021-HQA1, Class M1, CMO, ARM
SOFR30A + 0.70%, 3.697%, 8/25/33  (1) 326 324
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 4.997%, 4/25/42  (1) 2,196 2,152

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 5.097%, 3/25/42  (1) 1,858 1,848
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59  (1) 308 292
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59  (1) 646 617
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60  (1) 1,771 1,663
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 704 545
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66  (1) 3,282 2,625
Wells Fargo Mortgage Backed Securities Trust
Series 2021-RR1, Class A1, CMO, ARM
2.50%, 12/25/50  (1) 1,430 1,120
32,314
Commercial Mortgage-Backed Securities 4.6%
Barclays Commercial Mortgage Trust
Series 2020-BID, Class A, ARM
1M USD LIBOR + 2.14%, 5.552%, 10/15/37  (1) 3,285 3,216
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 5.572%, 11/15/34  (1) 545 496
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 4.952%, 10/15/34  (1) 1,890 1,814
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52  (1) 760 707
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class C, ARM
4.352%, 5/15/52  565 460
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49  910 831
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.518%, 5/10/35  (1) 960 909
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47  890 850

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58  440 416
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 4.712%, 11/15/37  (1) 1,298 1,249
Commercial Mortgage Trust
Series 2014-UBS5, Class A4
3.838%, 9/10/47  2,720 2,623
Commercial Mortgage Trust
Series 2015-CR23, Class A3
3.23%, 5/10/48  1,015 957
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48  1,800 1,703
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29  (1) 1,195 1,113
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36  (1) 2,315 2,139
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M USD LIBOR + 1.034%, 4.446%, 12/15/36  (1) 3,110 2,985
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M USD LIBOR + 1.633%, 5.045%, 12/15/36  (1) 10 10
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 5.345%, 12/15/36  (1) 850 799
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51  740 679
JPMBB Commercial Mortgage Securities Trust
Series 2014-C23, Class A5
3.934%, 9/15/47  2,720 2,617
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM
1M USD LIBOR + 1.37%, 4.783%, 10/15/33  (1) 1,625 1,556
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM
1M USD LIBOR + 1.101%, 4.513%, 4/15/38  (1) 3,975 3,770
MHC Trust
Series 2021-MHC2, Class D, ARM
1M USD LIBOR + 1.50%, 4.912%, 5/15/38  (1) 1,500 1,395
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class B, ARM
4.464%, 8/15/47  40 38

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48  700 655
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47  1,390 1,295
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49  300 269
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 2,780 2,533
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48  700 663
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4
4.31%, 12/15/51  3,045 2,795
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.177%, 11/10/36  (1) 1,835 1,537
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 5.001%, 4/15/32  (1) 528 491
SFO Commercial Mortgage Trust
Series 2021-555, Class B, ARM
1M USD LIBOR + 1.50%, 4.912%, 5/15/38  (1) 1,695 1,542
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5
2.725%, 2/15/53  2,455 2,004
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class B, ARM
4.723%, 3/15/47  25 24
WFRBS Commercial Mortgage Trust
Series 2014-C23, Class A5
3.917%, 10/15/57  1,360 1,311
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  2,045 1,997
50,448
Residential Mortgage 0.1%
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, ARM
3.25%, 5/25/62  (1) 275 264
Towd Point Mortgage Trust
Series 2017-1, Class A1, ARM
2.75%, 10/25/56  (1) 49 48

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2017-6, Class A1, ARM
2.75%, 10/25/57  (1) 210 201
Towd Point Mortgage Trust
Series 2018-1, Class A1, ARM
3.00%, 1/25/58  (1) 104 101
614
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $93,402) 83,376
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 29.9%
U.S. Government Agency Obligations 22.0%
Federal Home Loan Mortgage
2.206%, 6/25/25  481 464
2.50%, 4/1/30 - 6/1/30  652 606
2.777%, 4/25/23  58 58
2.952%, 2/25/27  519 497
3.00%, 12/1/42 - 4/1/47  3,114 2,711
3.50%, 3/1/42 - 3/1/46  2,429 2,200
4.00%, 9/1/40 - 8/1/45  874 819
4.50%, 8/1/39 - 10/1/41  450 436
5.00%, 7/1/25 - 8/1/40  338 338
5.50%, 1/1/35 - 12/1/39  99 101
6.00%, 10/1/32 - 8/1/38  81 83
6.50%, 4/1/24 - 1/1/36  44 46
7.00%, 11/1/30 - 6/1/32  4 4
8.00%, 9/1/24  — —
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 2.851%, 4/1/37  20 20
12M USD LIBOR + 1.726%, 3.946%, 7/1/35  11 11
12M USD LIBOR + 1.75%, 2.127%, 2/1/35  6 6
12M USD LIBOR + 1.828%, 2.203%, 2/1/37  9 9
12M USD LIBOR + 1.929%, 2.246%, 12/1/36  16 16
12M USD LIBOR + 2.03%, 2.275%, 11/1/36  12 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  792 126
Federal Home Loan Mortgage, UMBS
1.50%, 4/1/37  2,569 2,188
2.00%, 3/1/42 - 5/1/52  37,741 29,892
2.50%, 3/1/42 - 5/1/52  26,572 21,873
3.00%, 3/1/35 - 3/1/52  6,407 5,661
3.50%, 5/1/31 - 1/1/52  3,261 2,925
4.00%, 6/1/37 - 2/1/50  3,333 3,073
4.50%, 9/1/37 - 5/1/50  252 240
5.00%, 12/1/41 - 9/1/52  9,721 9,403

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn.
3.50%, 6/1/43  7 7
4.00%, 11/1/40  423 390
4.50%, 7/1/40  4 4
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.568%, 3.289%, 7/1/35  8 8
12M USD LIBOR + 1.599%, 2.921%, 7/1/36  11 11
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  2 2
12M USD LIBOR + 1.855%, 2.105%, 1/1/37  2 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  5,566 4,595
2.00%, 8/1/28 - 4/1/52  42,971 34,087
2.50%, 5/1/30 - 10/1/52  40,277 33,800
3.00%, 10/1/32 - 11/1/52  33,609 29,332
3.50%, 11/1/25 - 1/1/52  21,689 19,545
4.00%, 6/1/37 - 8/1/52  14,129 13,191
4.50%, 9/1/35 - 8/1/52  12,458 11,885
5.00%, 11/1/33 - 8/1/52  2,753 2,716
5.50%, 12/1/34 - 5/1/44  3,071 3,145
6.00%, 2/1/33 - 7/1/41  1,696 1,749
6.50%, 5/1/31 - 9/1/38  192 200
7.00%, 2/1/24 - 11/1/36  12 12
7.50%, 12/1/30  1 1
238,499
U.S. Government Obligations 7.9%
Government National Mortgage Assn.
2.00%, 3/20/51 - 5/20/52  18,560 15,302
2.50%, 8/20/50 - 1/20/52  19,476 16,552
3.00%, 9/15/42 - 6/20/52  15,914 13,954
3.50%, 9/15/41 - 1/20/49  13,499 12,319
4.00%, 2/15/41 - 10/20/52  5,405 5,044
4.50%, 9/15/34 - 10/20/52  7,572 7,246
5.00%, 1/20/33 - 6/20/49  3,856 3,812
5.50%, 10/20/32 - 3/20/49  1,413 1,432
6.00%, 8/15/33 - 4/15/36  17 18
6.50%, 10/15/25 - 8/15/29  4 4
7.50%, 4/15/23 - 3/15/32  36 36
8.00%, 1/15/26  2 2
8.50%, 7/20/26  — —
9.00%, 11/15/24  — —
Government National Mortgage Assn., ARM
A, 1.625%, 7/20/23 - 8/20/23  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  90 81
3.50%, 10/20/50  1,015 840

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Government National Mortgage Assn., TBA  (5)
5.00%, 11/20/52  1,638 1,593
5.50%, 11/20/52  8,150 8,109
86,344
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $367,540) 324,843
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 26.9%
U.S. Government Agency Obligations 0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29  342 378
Federal National Mortgage Assn., 6.625%, 11/15/30  (3) 500 571
949
U.S. Treasury Obligations 26.8%
U.S. Treasury Bonds, 1.75%, 8/15/41  1,900 1,240
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,677
U.S. Treasury Bonds, 2.00%, 2/15/50  (6) 30,320 19,282
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,496
U.S. Treasury Bonds, 2.25%, 8/15/49  50 34
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,876
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 983
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,568
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,451
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,282
U.S. Treasury Bonds, 3.00%, 11/15/44  615 486
U.S. Treasury Bonds, 3.00%, 5/15/45  4,175 3,290
U.S. Treasury Bonds, 3.00%, 11/15/45  6,845 5,387
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,711
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,476
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 12,500
U.S. Treasury Bonds, 3.00%, 8/15/48  60 48
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,705
U.S. Treasury Bonds, 3.375%, 8/15/42  3,500 3,020
U.S. Treasury Bonds, 3.50%, 2/15/39  4,270 3,874
U.S. Treasury Bonds, 3.625%, 8/15/43  2,390 2,118
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,883
U.S. Treasury Bonds, 4.375%, 5/15/41  20 20
U.S. Treasury Bonds, 4.75%, 2/15/41  35 37
U.S. Treasury Notes, 0.25%, 5/31/25  15,105 13,566
U.S. Treasury Notes, 0.375%, 4/30/25  6,395 5,791
U.S. Treasury Notes, 0.50%, 8/31/27  50 42
U.S. Treasury Notes, 0.75%, 3/31/26  16,685 14,766
U.S. Treasury Notes, 0.875%, 6/30/26  (3) 27,760 24,481
U.S. Treasury Notes, 1.25%, 8/15/31  22,220 17,668
U.S. Treasury Notes, 1.50%, 11/30/24  14,600 13,729

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 1.875%, 2/28/27  19,235 17,402
U.S. Treasury Notes, 1.875%, 2/15/32  11,370 9,457
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 8,945
U.S. Treasury Notes, 2.50%, 4/30/24  58,220 56,419
U.S. Treasury Notes, 2.75%, 7/31/27  17,245 16,121
U.S. Treasury Notes, 4.125%, 9/30/27  8,700 8,651
290,482
Total U.S. Government Agency Obligations (Excluding Mortgage-
Backed)
(Cost $336,523) 291,431
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 3.21%  (7)(8) 22,313 22,313
Total Short-Term Investments
(Cost $22,313) 22,313
SECURITIES LENDING COLLATERAL 0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH JPMORGAN CHASE BANK 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 3.21%  (7)(8) 1,132 1,132
Total Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 1,132
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE STREET BANK AND TRUST
COMPANY 0.6%
Money Market Funds 0.6%
T. Rowe Price Government Reserve Fund, 3.21%  (7)(8) 6,434 6,434
Total Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 6,434
Total Securities Lending Collateral
(Cost $7,566) 7,566
Total Investments in Securities
101.9% of Net Assets
(Cost $1,266,712) $ 1,105,962
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$131,827 and represents 12.1% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . All or a portion of this security is on loan at October 31, 2022.
(4) Insured by Assured Guaranty Municipal Corporation
(5) See Note 4. To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $9,702 and represents 0.9% of net assets.
(6) At October 31, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(7) Seven-day yield
(8) Affiliated Companies
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
IO Interest-only security for which the fund receives interest on notional principal
PTT Pass-Through Trust
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 712 U.S. Treasury Notes five year contracts 12/22 75,895 $ (3,283)
Long, 50 U.S. Treasury Notes ten year contracts 12/22 5,530 (338)
Long, 50 U.S. Treasury Notes two year contracts 12/22 10,219 (212)
Net payments (receipts) of variation margin to date 3,598
Variation margin receivable (payable) on open futures contracts $ (235)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.21% $ — $ — $ 493++
T. Rowe Price Short-Term Fund — — —++
Totals $ —# $ — $ 493+
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
10/31/22
T. Rowe Price Government
Reserve Fund, 3.21% $ 175,532  ¤   ¤ $ 29,879
T. Rowe Price Short-Term Fund 38,300   ¤   ¤ —
Total $ 29,879^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $493 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $29,879.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,266,712) $ 1,105,962
Interest receivable 6,426
Receivable for shares sold 2,186
Receivable for investment securities sold 431
Due from affiliates 11
Other assets 77
Total assets 1,115,093
Liabilities
Payable for investment securities purchased 18,831
Obligation to return securities lending collateral 7,566
Payable for shares redeemed 1,722
Variation margin payable on futures contracts 235
Investment management fees payable 65
Other liabilities 913
Total liabilities 29,332
NET ASSETS $ 1,085,761

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2022
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (218,728)
Paid-in capital applicable to 116,377,791 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,304,489
NET ASSETS $ 1,085,761
NET ASSET VALUE PER SHARE
Investor Class
($551,113,634 / 59,087,703 shares outstanding) $ 9.33
I Class
($509,737,734 / 54,619,145 shares outstanding) $ 9.33
Z Class
($24,909,456 / 2,670,943 shares outstanding) $ 9.33

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Investment Income (Loss)
Income
    Interest $ 34,136
Dividend 493
Securities lending 27
Total income 34,656
Expenses
Investment management 949
Shareholder servicing
Investor Class $ 1,411
I Class 150 1,561
Prospectus and shareholder reports
Investor Class 54
I Class 3 57
Custody and accounting 256
Registration 85
Legal and audit 40
Directors 3
Miscellaneous 17
Waived / paid by Price Associates (225)
Total expenses 2,743
Net investment income 31,913

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/22
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (45,514)
Futures (8,044)
Swaps (691)
Net realized loss (54,249)
Change in net unrealized gain / loss
Securities (211,926)
Futures (2,854)
Swaps (13)
Change in net unrealized gain / loss (214,793)
Net realized and unrealized gain / loss (269,042)
DECREASE IN NET ASSETS FROM OPERATIONS
$ (237,129)

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Increase (Decrease) in Net Assets
Operations
Net investment income $ 31,913 $ 29,984
Net realized gain (loss) (54,249) 1,009
Change in net unrealized gain / loss (214,793) (32,871)
Decrease in net assets from operations (237,129) (1,878)
Distributions to shareholders
Net earnings
Investor Class (19,551) (45,519)
I Class (11,871) (6,042)
Z Class (473) (8)
Decrease in net assets from distributions (31,895) (51,569)
Capital share transactions
*
(1)
Shares sold
Investor Class 529,830 445,953
I Class 409,416 283,588
Z Class 34,439 2,222
Distributions reinvested
Investor Class 18,537 43,821
I Class 10,791 5,099
Z Class 473 5
Shares redeemed
Investor Class (1,139,667) (753,747)
I Class (86,804) (32,104)
Z Class (8,285) (434)
Decrease in net assets from capital share
transactions (231,270) (5,597)

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
10/31/22 10/31/21
Net Assets
Decrease during period (500,294) (59,044)
Beginning of period 1,586,055 1,645,099
End of period $ 1,085,761 $ 1,586,055
*Share information (000s)
(1)
Shares sold
Investor Class 51,382 38,521
I Class 37,917 24,322
Z Class 3,274 194
Distributions reinvested
Investor Class 1,775 3,778
I Class 1,063 441
Z Class 47 1
Shares redeemed
Investor Class (108,927) (65,156)
I Class (8,433) (2,795)
Z Class (815) (38)
Decrease in shares outstanding (22,717) (732)
(1)
Includes the exchange of shares from certain classes to the I Class and/or Z Class related to shares held by affiliated products.

T. ROWE PRICE QM U.S. Bond Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. The fund has three classes of shares: the QM U.S. Bond Index Fund (Investor Class), the QM
U.S. Bond Index Fund–I Class (I Class) and the QM U.S. Bond Index Fund–Z Class
(Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Prior to November 15, 2021, the initial investment minimum was $1 million and was generally waived for financial intermediaries, eligible retirement plans, and other certain accounts. As a result of the reduction in the I Class minimum, certain assets transferred from the Investor Class to the I Class. This transfer of shares from Investor Class to I Class is reflected in the Statement of Changes in
Net Assets within the Capital shares transactions as Shares redeemed and Shares sold, respectively. The Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to

T. ROWE PRICE QM U.S. Bond Index Fund

interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from mutual fund investments are reflected as dividend income; capital gain distributions are reflected as realized gain/loss.
Dividend income and capital gain distributions are recorded on the ex-dividend date.
Non-cash dividends, if any, are recorded at the fair market value of the asset received.
Proceeds from litigation payments, if any, are included in net realized gain (loss) from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU),
ASU 2020–04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of
Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in
January 2021 which provided further amendments and clarifications to Topic 848.
These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE QM U.S. Bond Index Fund

Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE QM U.S. Bond Index Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2022, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ —  $ 1,076,083  $ —  $ 1,076,083
Short-Term Investments 22,313  —  —  22,313
Securities Lending
Collateral 7,566  —  —  7,566
Total $ 29,879  $ 1,076,083  $ —  $ 1,105,962
Liabilities
Futures Contracts* $ 3,833  $ —  $ —  $ 3,833
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Municipal Securities, Non-U.S. Government Mortgage-Backed Securities, U.S.
Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of October 31, 2022, and the related location on the accompanying
Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2022, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s) Location on Statement of
Assets and Liabilities Fair Value*
*
Liabilities
Interest rate derivatives Futures $ 3,833
Total $ 3,833
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of
Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2022, securities valued at $1,328,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (8,044) $ —  $ (8,044)
Credit derivatives —  (691) (691)
Total $ (8,044) $ (691) $ (8,735)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (2,854) $ —  $ (2,854)
Credit derivatives —  (13) (13)
Total $ (2,854) $ (13) $ (2,867)

T. ROWE PRICE QM U.S. Bond Index Fund

and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract
(variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the year ended
October 31, 2022, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 3% and 9% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool;
or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily

T. ROWE PRICE QM U.S. Bond Index Fund

fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2022, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and 4% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations
(CLOs) which are entities backed by a diversified pool of syndicated bank loans.
The cash flows of the CLO can be split into multiple segments, called “tranches” or
“classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the

T. ROWE PRICE QM U.S. Bond Index Fund

underlying assets of the CLO and serve to protect the other, more senior, tranches.
Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. The fund also invests in stripped
MBS, created when a traditional MBS is split into an interest-only (IO) and a principal-
only (PO) strip. MBS, including IOs and POs, are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments. IOs also risk loss of invested principal from faster-
than-anticipated prepayments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The
fund enters into to-be-announced (TBA) purchase or sale commitments (collectively,
TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With
TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards.
The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling”
the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the fund has entered into Master Securities Forward
Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the

T. ROWE PRICE QM U.S. Bond Index Fund

aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2022, no collateral was pledged by the fund or counterparties for MSFTA Transactions.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns. While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
LIBOR Transition  The fund may invest in instruments that are tied to reference rates, including LIBOR. Over the course of the last several years, global regulators have indicated an intent to phase out the use of LIBOR and similar interbank offered rates
(IBOR). While publication for most LIBOR currencies and lesser-used USD LIBOR settings ceased immediately after December 31, 2021, remaining USD LIBOR settings will continue to be published until June 30, 2023. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. Any potential effects of the transition away from LIBOR on the fund, or on certain instruments in which the fund invests, cannot yet be determined. The transition process may result in, among other things, an increase in volatility or illiquidity of markets for instruments that currently rely on LIBOR, a reduction in the value of certain instruments held by the fund, or a reduction in the effectiveness of related fund transactions such as hedges.
Any such effects could have an adverse impact on the fund's performance.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by

T. ROWE PRICE QM U.S. Bond Index Fund

the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At October 31, 2022, the value of loaned securities was
$7,266,000; the value of cash collateral and related investments was $7,566,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S.
government securities aggregated $44,025,000 and $217,001,000, respectively, for the year ended October 31, 2022. Purchases and sales of U.S. government securities aggregated $2,703,105,000 and $2,771,740,000, respectively, for the year ended
October 31, 2022.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.

T. ROWE PRICE QM U.S. Bond Index Fund

The tax character of distributions paid for the periods presented was as follows:
At October 31, 2022, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2022, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
($000s)
October 31,
2022
October 31,
2021
Ordinary income (including short-term capital
gains, if any) $ 31,895  $ 36,055
Long-term capital gain —  15,514
Total distributions $ 31,895  $ 51,569
($000s)
Cost of investments $ 1,270,923
Unrealized appreciation $ 546
Unrealized depreciation (165,507)
Net unrealized appreciation (depreciation) $ (164,961)
($000s)
Overdistributed ordinary income $ (94)
Net unrealized appreciation (depreciation) (164,961)
Loss carryforwards and deferrals (53,673)
Total distributable earnings (loss) $ (218,728)

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group).  The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price
Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio
(after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby
Price Associates has agreed to waive and/or bear all of the Z Class’ expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place

T. ROWE PRICE QM U.S. Bond Index Fund

indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the Investor Class, I Class and Z Class are each subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive its management fee or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement during the year ended October 31, 2022.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended October 31, 2022 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $238,000 remain subject to repayment by the fund at October 31, 2022. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement
Investor Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 02/28/23 02/28/23 N/A
(Waived)/repaid during the period ($000s) $(148) $(60) $(17)

T. ROWE PRICE QM U.S. Bond Index Fund

Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31,
2022, expenses incurred pursuant to these service agreements were $106,000 for Price
Associates; $657,000 for T. Rowe Price Services, Inc.; and $95,000 for T. Rowe Price
Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates may invest. As approved by the fund’s Board of
Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2022, the fund was charged $59,000 for shareholder servicing costs related to the college savings plans, of which $84,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At October 31, 2022,
approximately 22% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates
(collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund.
At October 31, 2022, approximately 100% of the Z Class’s outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe
Price Government Reserve Fund; prior to December 13, 2021, the cash collateral from securities lending was invested in the T. Rowe Price Short-Term Fund. The Price
Reserve Funds pay no investment management fees.

T. ROWE PRICE QM U.S. Bond Index Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31,
2022, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE QM U.S. Bond Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price QM U.S. Bond Index
Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price QM U.S. Bond Index Fund, Inc. (the "Fund")
as of October 31, 2022, the related statement of operations for the year ended October
31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2022 and the financial highlights for each of the periods indicated
therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE QM U.S. Bond Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
Baltimore, Maryland
December 16, 2022
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/22
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $31,419,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE QM U.S. Bond Index Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 25, 2022, the Board was presented with an annual assessment prepared by the LRC, on behalf of the Adviser, that addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM). The annual assessment included consideration of the following factors, as applicable: the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE QM U.S. Bond Index Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2021, through March 31, 2022. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE QM U.S. Bond Index Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be interested directors as defined in
Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price and its affiliates.
The business address of each director and officer is 100 East Pratt Street, Baltimore, Maryland
21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[205]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); President, Radian Guaranty (2008 to
2017); Chief Executive Officer, Bazemore Consulting LLC (2018 to 2021);
Director, Chimera Investment Corporation (2017 to 2021); Director, First
Industrial Realty Trust (2020 to present); Director, Federal Home Loan
Bank of Pittsburgh (2017 to 2019)
Ronald J. Daniels
(b)
(1959)
2018
[0]
President, The Johns Hopkins University and Professor, Political Science
Department, The Johns Hopkins University (2009 to present); Director,
Lyndhurst Holdings (2015 to present); Director, BridgeBio Pharma, Inc.
(2020 to present)
Bruce W. Duncan
(1951)
2013
[205]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020
to 2021); Chief Executive Officer and Director (2009 to 2016), Chair of
the Board (2016 to 2020), and President (2009 to 2016), First Industrial
Realty Trust, owner and operator of industrial properties; Chair of the
Board (2005 to 2016) and Director (1999 to 2016), Starwood Hotels &
Resorts, a hotel and leisure company; Member, Investment Company
Institute Board of Governors (2017 to 2019); Member, Independent
Directors Council Governing Board (2017 to 2019); Senior Advisor, KKR
(2018 to present); Director, Boston Properties (2016 to present); Director,
Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2013
[205]
Advisory Board Member, Pipeline Crisis/Winning Strategies, a
collaborative working to improve opportunities for young African
Americans (1997 to 2016); Chair of the Board, all funds (July 2018 to present)

T. ROWE PRICE QM U.S. Bond Index Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Paul F. McBride
(1956)
2013
[205]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)
Kellye L. Walker
(c)
(1966)
2021
[205]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2021, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective April 27, 2022, Mr. Daniels resigned from his role as an independent director of the Price
Funds.
(c)
Effective November 8, 2021, Ms. Walker was appointed as an independent director of the Price Funds.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[205]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
Robert W. Sharps, CFA,
CPA
(b)
(1971)
2019
[0]
Director and Vice President, T. Rowe Price; Director, Price Investment
Management; Chief Executive Officer and President, T. Rowe Price
Group, Inc.; Vice President, T. Rowe Price Trust Company
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[205]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe Price
Group, Inc., and T. Rowe Price Trust Company
(a)
All information about the interested directors was current as of January 1, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
(b)
Effective February 3, 2022, Mr. Sharps resigned from his role as an interested director of the Price
Funds.
Name (Year of Birth)
Position Held With QM U.S. Bond Index Fund  Principal Occupation(s)
Stephen L. Bartolini, CFA (1977)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Christopher P. Brown, Jr., CFA (1977)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Armando (Dino) Capasso (1974)
Chief Compliance Officer
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019);
Senior Vice President and Senior Counsel, Pacific
Investment Management Company LLC (to 2017)
Amit S. Deshpande, CFA, FRM (1972)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Gary J. Greb (1961)
Vice President
Vice President, Price Investment Management,
T. Rowe Price, Price International, and T. Rowe Price
Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE QM U.S. Bond Index Fund

Name (Year of Birth)
Position Held With QM U.S. Bond Index Fund  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price; formerly, Tax Director,
Invesco Ltd. (to 2021); Vice President, Oppenheimer
Funds, Inc. (to 2019)
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert M. Larkins, CFA (1973)
President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Yongheon Lee (1975)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Investment Services, Inc., and
T. Rowe Price Services, Inc.
Shannon H. Rauser (1987)
Assistant Secretary
Assistant Vice President, T. Rowe Price
Lauren T. Wagandt (1984)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Megan Warren (1968)
Vice President
OFAC Sanctions Compliance Officer and Vice
President, Price Investment Management; Vice
President, T. Rowe Price, T. Rowe Price Group,
Inc., T. Rowe Price Retirement Plan Services, Inc.,
T. Rowe Price Services, Inc., and T. Rowe Price Trust
Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

T. Rowe Price Investment Services, Inc. | 100 East Pratt Street | Baltimore, MD 21202-1009
You have many
investment goals.
Explore products and services that can help
you achieve them.
Whether you want to put away more money for retirement, for a child’s education, or for other priorities, we have solutions for you. See how we can help you accomplish the investment goals that are important to you.
RETIREMENT
IRAs: Traditional, Roth,
Rollover/Transfer, or
Brokerage
Small Business Plans
help minimize taxes,
maximize savings
T. Rowe Price
®
ActivePlus Portfolios
1
for online investing
powered by experts
GENERAL INVESTING
Individual or Joint
Tenant
Brokerage
2
offers
access to stocks, ETFs,
bonds, and more
Gifts and transfers to a
child (UGMA/UTMAs)
Trust
Transfer on Death
COLLEGE SAVINGS
T. Rowe Price-managed
529 plans offer tax-
advantaged solutions
for families saving
money for college
tuition and education-
related expenses
Visit troweprice.com/broadrange
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
All mutual funds are subject to market risk, including possible loss of principal. Investing internationally involves special risks including economic and political uncertainty and currency fluctuation.
1
The T. Rowe Price
®
ActivePlus Portfolios is a discretionary investment management program provided by
T. Rowe Price Advisory Services, Inc., a registered investment adviser under the Investment Advisers Act of
1940. Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
T. Rowe Price Advisory Services, Inc., and T. Rowe Price Investment Services, Inc., are affiliated companies.
2
Brokerage services are provided by T. Rowe Price Investment Services, Inc., member FINRA/SIPC.
Brokerage accounts are carried by Pershing LLC, a BNY Mellon Company, member NYSE/FINRA/SIPC.
202212-2401569
F134-050 12/22

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Ms. Teresa Bryce Bazemore qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Ms. Bazemore is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)    Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2022	2021
Audit Fees	$30,757	$34,196
Audit-Related Fees	-	-
Tax Fees	1,199	4,347
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $2,760,000 and $3,600,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item  13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 16, 2022

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 16, 2022